Note 16 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 1,152,618	$ 1,072,066
Subordinate Non-controlling Interest Shares (in shares)	6,640,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 958,558	$ 943,235